Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4    COLUMN     5     COLUMN 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE   SHRS OR  SH/  PUT/INVESTMENT
                                         (x$1000)  PRN AMT  PRN  CALL DISCRETION

Accenture Ltd	     Common    G1150G111    102642   1948407  SH	  Sole
Allergan	     Common    018490102    113137   1373361  SH          Sole
Apple Inc            Common    037833100    170218    446556  SH          Sole
Bard (C.R)	     Common    067383109     51706    590654  SH	  Sole
CH Robinson Inc	     Common    12541W209    108023   1577676  SH	  Sole
Coach Inc	     Common    189754104     98587   1902115  SH          Sole
Cognizant Tech Sol   Common    192446102    109780   1750882  SH          Sole
Factset Res	     Common    303075105      2606     29290  SH          Sole
Google		     Common    38259P508    108553    211036  SH          Sole
Intuitive Surgical   Common    46120E602     84011    230621  SH          Sole
Mastercard	     Common    57636Q104    125451    395544  SH          Sole
Microsoft Corp       Common    594918104     85270   3425892  SH          Sole
Oracle Corp	     Common    68389X105    109622   3814271  SH          Sole
Qualcomm Inc         Common    747525103    114786   2360397  SH	  Sole
Starbucks Corp       Common    855244109    107111   2872381  SH          Sole
T Rowe Price Grp Inc Common    74144T108     96180   2013406  SH          Sole
Varian Medical Sys   Common    92220P105     98249   1883601  SH	  Sole